PRUDENTIAL INVESTMENT PORTFOLIOS 12

PGIM Jennison NextGeneration Opportunities Global Fund

(the “Fund”)

Supplement dated June 18, 2025

to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

The Fund's classification under the Investment Company Act of 1940, as amended (the “1940 Act”), has changed from “non-diversified” to “diversified.”

To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective immediately:

1.The sections of the Fund’s Summary Prospectus and Prospectus entitled “Non-Diversified Investment Company Risk” are hereby deleted.

2.The following sentence is hereby deleted from the Fund’s Summary Prospectus and Prospectus:

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”) which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

3.The first paragraph of the section of the SAI entitled “Fund Classification, Investment Objectives & Policies” is hereby revised as follows:

The Trust is an open-end management investment company. Each Fund is a diversified series of the Trust.

4.The section of the SAI entitled “Investment Restrictions – Diversification” is hereby revised as follows:

Diversification

Each Fund is currently classified as a “diversified company” under the 1940 Act. In general, this means that a Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of a Fund’s total assets would be invested in securities of that issuer or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, a Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, a Fund cannot change its classification from diversified to non- diversified without shareholder approval.

LR1509